Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 130,516,241	¥ 125,190,819
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	132,356,223	126,824,274
Gross carrying amount [member] | Other [member] | Housing Loans [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	10,799,128	11,052,547
Gross carrying amount [member] | Other [member] | Housing Loans [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 12,719	¥ 14,461